SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
SHORT-TERM INVESTMENTS [Abstract]
Schedule of reconciliation of the beginning and ending balances for trading securities
	As of			Dividends	Gains	Exchange	As of
	December 31, 2014	Purchase	Sale	Received	(losses)	loss	December 31, 2015

Equity securities	-	$20,781	$19,656	-	$(837)	$(24)	$264
Corporate bonds	-	23,470	22,722	19	6	(13)	$741
Funds	-	23,428	21,444	-	(71)	(57)	$1,856
Futures	-	307	-	-	(310)	-	$(3)

Total	-	$67,986	$63,822	$19	$(1,212)	$(94)	$2,858

Schedule of short-term available-for-sale securities investments

		As of December 31, 2014				As of December 31, 2015
			Gross	Other-than			Gross
			unrealized	-temporary	Fair		unrealized	Fair
	Note	Cost	losses	impairment	value	Cost	gains(losses)	value

Available-for-sale securities:
Equity securities	(i)	$29,303	$(1,493)	-	$27,810	-	-	-
Total		$29,303	$(1,493)	-	$27,810	-	-	-

Schedule of additional information on the realized gains and losses

		Year ended December 31, 2013			Year ended December 31, 2014			Year ended December 31, 2015
	Note	Proceeds	Initial costs	Gains	Proceeds	Initial costs	Gains	Proceeds	Initial costs	Gains

Equity securities	(i)	$81,456	$25,950	$55,506	$352,733	$177,633	$175,100	$62,704	$59,136	$3,568
Corporate bonds	(ii)	37,502	37,240	262	62,795	62,713	82	-	-	-
Total		$118,958	$63,190	$55,768	$415,528	$240,346	$175,182	$62,704	$59,136	$3,568

(i)	Equity securities

During the years ended December 31, 2013, 2014 and 2015, the Company purchased and sold several stocks and recorded $55,506, $175,100 and $3,568 of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $1,050 and $157 in the years ended December 31, 2014 and 2015, respectively, and recognized these as realized gain of short-term investments.

(ii)	Corporate bonds

During the year ended December 31, 2013, the Company purchased several corporate bonds at a cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. During the year ended December 31, 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.

Schedule of fair value of each financial instruments at year end and of the realized gain or loss during the reporting periods

	Assets (Liability) Derivatives		Realized Gains/(Losses)
	as of December 31,		for the years ended December 31,
	2014	2015	2013	2014	2015

Derivatives not designated as hedging instruments:

Interest rate swaption-2013 batch	-	-	(705)	(1,302)	-
Interest rate swaption-2014 batch	1,937	10	-	(38,383)	(1,927)
Interest rate swap	(363)	(249)	-	(363)	(63)
Short call	-	-	959	10,919	-
Long call	-	-	-	(6,141)	-
Short put	-	-	-	(1,697)	-
H-Share Index Call Option	-	-	-	-	(59,554)
FXI UP Call Option	-	-	-	-	(39,100)
Total	1,574	(239)	254	(36,967)	(100,644)